Shareholder Report, Line Graph (Details) 74200166000_Putnam Small Cap Growth Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 35,715	$ 32,709	$ 26,665	$ 22,119	$ 29,685	$ 20,403	$ 17,827	$ 15,811	$ 12,461	$ 10,000	$ 49,250
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,672
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	$ 22,326	$ 20,347	$ 18,644	$ 15,729	$ 23,628	$ 15,610	$ 15,086	$ 15,160	$ 12,440	$ 10,000	$ 30,976